Note 7 - Long-term Debt and Notes Payable	12 Months Ended
Oct. 31, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
(7)	Long-term Debt and Notes Payable

The Company has credit facilities consisting of a real estate term loan, as amended and restated (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended and restated (the “North Carolina Real Estate Loan”) and a Revolving Credit Master Promissory Note and related agreements (collectively, the “Revolver”) and a Paycheck Protection Program loan (“PPP Loan”) implemented by the United States Small Business Administration (“SBA”).

Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan are with Pinnacle Bank (“Pinnacle”), have a fixed interest rate of 3.95% and are secured by a first lien deed of trust on the Company’s real property.

Long-term debt as of October 31, 2020 and 2019 consists of the following:

	October 31,
	2020	2019
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $31,812, including interest (at 3.95%), with final payment of $3,644,211 due May 1, 2024	$4,119,850	$4,580,173
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $10,963, including interest (at 3.95%), with final payment of $1,255,850 due May 1, 2024	1,045,716	1,328,450
Total long-term debt	5,165,566	5,908,623
Less current installments	312,109	738,955
Long-term debt, excluding current installments	$4,853,457	$5,169,668

On April 15, 2020, the Company obtained an unsecured PPP Loan through Pinnacle in the amount of $4,981,400. The loan was made through the SBA as part of the PPP under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The interest rate is fixed at 1.00% per year. Under the CARES Act and The Paycheck Protection Program Flexibility Act of 2020, all or a portion of this loan may be forgiven if certain requirements are met. If the loan is not forgiven, the Company will pay principal and interest payments of approximately $560,000 every month, beginning ten months following the coverage period which ended September 29, 2020. The Company can repay the PPP Loan without any prepayment penalty. All remaining principal and accrued interest is due and payable two years from the effective date of the PPP Loan ( April 15, 2022). As of October 31, 2020, the current portion of the PPP Loan was $1,615,404 and the noncurrent portion was $3,365,996.

On July 24, 2020, OCC’s Revolving Credit Note with Pinnacle was terminated and OCC, along with its wholly owned subsidiaries, entered into a Loan and Security Agreement (“Loan Agreement”) with North Mill Capital LLC (“North Mill”). As part of the refinancing transaction, OCC also entered into a Revolving Credit Master Promissory Note with North Mill dated July 24, 2020 (the “Revolver”) and a Collateral Assignment of Patents and Trademarks (“Collateral Assignment”) dated July 24, 2020 along with certain other supporting ancillary documents.

Under the Loan Agreement, North Mill agreed to provide the Company with one or more advances in an amount up to: (a) 85% of the aggregate outstanding amount of eligible accounts (the “eligible accounts loan value”); plus (b) the lowest of (i) an amount up to 35% of the aggregate value of eligible inventory, (ii) $5,000,000, and (iii) an amount not to exceed 100% of the then outstanding eligible accounts loan value; minus (c) $1,500,000.

The maximum aggregate principal amount subject to the Revolver is $18,000,000. Interest accrues on the daily balance at the per annum rate of 1.5% above the Prime Rate in effect from time to time, but not less than 4.75% (the “Applicable Rate”). In the event of a default, interest may become 6% above the Applicable Rate. As of October 31, 2020, the Revolver accrued interest at the prime lending rate plus 1.5% (resulting in a 4.75% rate at October 31, 2020). The initial term of the Revolver is three years, with a termination date of July 24, 2023. After the initial term and unless otherwise terminated, the loan may be extended in one year periods subject to the agreement of North Mill.

The Revolver is secured by all of the following assets: properties, rights and interests in property of the Company whether now owned or existing, or hereafter acquired or arising, and wherever located; all accounts, equipment, commercial tort claims, general intangibles, chattel paper, inventory, negotiable collateral, investment property, financial assets, letter-of-credit rights, supporting obligations, deposit accounts, money or assets of the Company, which hereafter come into the possession, custody, or control of North Mill; all proceeds and products, whether tangible or intangible, of any of the foregoing, including proceeds of insurance covering any or all of the foregoing; any and all tangible or intangible property resulting from the sale, lease, license or other disposition of any of the foregoing, or any portion thereof or interest therein, and all proceeds thereof; and any other assets of the Company which may be subject to a lien in favor of North Mill as security for the obligations under the Loan Agreement.

Prior to the refinancing of the Revolver with North Mill Capital on July 24, 2020, the Revolving Credit Note with Pinnacle (as amended and modified) provided the Company with a $6.5 million revolving line of credit for its working capital needs. Under the Revolving Credit Note, Pinnacle provided the Company with one or more revolving loans in a collective maximum principal amount of $6.5 million. The Company could borrow, repay, and reborrow at any time or from time to time while the Revolving Credit Note was in effect.

As of October 31, 2020 the Company had $5.0 million of outstanding borrowings on its Revolver and $1.6 million in available credit. As of October 31, 2019, the Company had $5.7 million of outstanding borrowings on its Revolving Credit Note and $850,000 in available credit.

The aggregate maturities of long-term debt for each of the four years subsequent to October 31, 2020 are: $1,927,513, in fiscal year 2021, $3,690,835 in fiscal year 2022, $5,326,750 in fiscal year 2023 and $4,190,527 in fiscal year 2024.